Net Loss Per Ordinary Share - Schedule of Basic and Diluted Net Loss Per Ordinary Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss	$ (31,583)	$ (36,583)	$ (19,661)
Denominator:
Weighted average common shares and vested RSUs – basic	103,142,173	105,477,191	101,985,939
Weighted average common shares and vested RSUs – diluted	103,142,173	105,477,191	101,985,939
Basic net loss per common share	$ (0.31)	$ (0.35)	$ (0.19)
Diluted net loss per common share	$ (0.31)	$ (0.35)	$ (0.19)